Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 14,521	$ 12,126
Accumulated benefit obligation for pension plan	827,559	815,589
Pension benefits
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	610,828	569,255	$ 648,864
Expected employer contributions for next year	23,248
OPEB
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	193,782	172,167	$ 192,375
Expected employer contributions for next year	3,583
Private Equity Funds | Level 3
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 26,381	$ 21,904